UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Waterstone Capital Management, L.P.

Address:    2 Carlson Parkway, Suite 260
            Plymouth, Minnesota 55447

13F File Number: 028-14297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Martin Kalish
Title:      Chief Financial Officer
Phone:      (952) 697-4102

Signature, Place and Date of Signing:


 /s/ Martin Kalish             Plymouth, Minnesota             May 15, 2012
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  40
Form 13F Information Table Value Total:  $1,407,401
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-12029               Waterstone Market Neutral Master Fund, Ltd.

2.    028-13704               Waterstone Market Neutral MAC 51 Ltd.

3.    028-14301               Waterstone Offshore ER Fund, Ltd.

4.    028-14300               Watersone MF Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE   SHRS OR     SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000) PRN AMT     PRN CALL DISCRETION MNGRS       SOLE      SHARED NONE
--------------                --------------    -----      ------- -------     --- ---- ---------- -----       ----      ------ ----
ACHILLION PHARMACEUTICALS IN  COM              00448Q201    2,874      300,000 SH       DEFINED    1, 2, 3, 4      300,000
ADVANCED MICRO DEVICES INC    NOTE  6.000% 5/0 007903AL1  116,976  112,369,000 PRN      DEFINED    1, 2, 3, 4  112,369,000
AIR LEASE CORP                CL A             00912X302   41,143    1,709,305 SH       DEFINED    1, 2, 3, 4    1,709,305
ASPEN INSURANCE HOLDINGS LTD  PFD PRP INC EQ   G05384113   37,188      682,737 SH       DEFINED    1, 2, 3, 4      682,737
CHESAPEAKE ENERGY CORP        NOTE  2.500% 5/1 165167CA3  108,445  118,471,000 PRN      DEFINED    1, 2, 3, 4  118,471,000
CIENA CORP                    COM NEW          171779309    1,109       68,500 SH       DEFINED    1, 2, 3, 4       68,500
COVENTRY HEALTH CARE INC      COM              222862104    6,349      178,500 SH       DEFINED    1, 2, 3, 4      178,500
CUMULUS MEDIA INC             CL A             231082108    5,434    1,556,957 SH       DEFINED    1, 2, 3, 4    1,556,957
DELPHI AUTOMOTIVE PLC         SHS              G27823106    9,298      326,939 SH       DEFINED    1, 2, 3, 4      326,939
DORAL FINL CORP               COM NEW          25811P886    4,563    2,963,277 SH       DEFINED    1, 2, 3, 4    2,963,277
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS     G10082140    9,089      251,695 SH       DEFINED    1, 2, 3, 4      251,695
EXTERRAN HLDGS INC            NOTE  4.250% 6/1 30225XAA1   46,427   46,380,000 PRN      DEFINED    1, 2, 3, 4   46,380,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857   11,412      300,000     CALL DEFINED    1, 2, 3, 4      300,000
GENERAL MTRS CO               COM              37045V100   35,989    1,403,090 SH       DEFINED    1, 2, 3, 4    1,403,090
GENWORTH FINL INC             COM CL A         37247D106    3,952      475,000     PUT  DEFINED    1, 2, 3, 4      475,000
GILEAD SCIENCES INC           COM              375558103   18,777      384,300 SH       DEFINED    1, 2, 3, 4      384,300
HANOVER COMPRESSOR CO         NOTE  4.750% 1/1 410768AE5    3,121    3,165,000 PRN      DEFINED    1, 2, 3, 4    3,165,000
HOLOGIC INC                   DEBT  2.000% 3/0 436440AC5  101,196  100,620,000 PRN      DEFINED    1, 2, 3, 4  100,620,000
LINCARE HLDGS INC             NOTE  2.750%11/0 532791AF7   37,973   34,300,000 PRN      DEFINED    1, 2, 3, 4   34,300,000
LUCENT TECHNOLOGIES INC       DBCV  2.750% 6/1 549463AH0   76,781   77,704,000 PRN      DEFINED    1, 2, 3, 4   77,704,000
MEDICIS PHARMACEUTICAL CORP   CL A NEW         584690309    5,639      150,000 SH       DEFINED    1, 2, 3, 4      150,000
MICROCHIP TECHNOLOGY INC      SDCV  2.125%12/1 595017AB0  116,009   84,199,000 PRN      DEFINED    1, 2, 3, 4   84,199,000
NATUS MEDICAL INC DEL         COM              639050103    3,579      300,000 SH       DEFINED    1, 2, 3, 4      300,000
NETAPP INC                    NOTE  1.750% 6/0 64110DAB0  121,470   83,461,000 PRN      DEFINED    1, 2, 3, 4   83,461,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999  64944P307   54,848    1,133,976 PRN      DEFINED    1, 2, 3, 4    1,133,976
NUVASIVE INC                  COM              670704105    5,473      325,000 SH       DEFINED    1, 2, 3, 4      325,000
OLD REP INTL CORP             NOTE  8.000% 5/1 680223AF1   31,405   30,975,000 PRN      DEFINED    1, 2, 3, 4   30,975,000
OLD REP INTL CORP             COM              680223104    2,341      221,854 SH       DEFINED    1, 2, 3, 4      221,854
PARKER DRILLING CO            NOTE  2.125% 7/1 701081AR2    5,987    6,000,000 PRN      DEFINED    1, 2, 3, 4    6,000,000
PHH CORP                      NOTE 4.000% 4/1  693320AH6   27,820   27,736,000 PRN      DEFINED    1, 2, 3, 4   27,736,000
POTASH CORP SASK INC          COM              73755L107    7,818      171,100     CALL DEFINED    1, 2, 3, 4      171,100
STATE BK FINL CORP            COM              856190103   36,860    2,105,101 SH       DEFINED    1, 2, 3, 4    2,105,101
THORATEC CORP                 COM NEW          885175307    4,042      119,900 SH       DEFINED    1, 2, 3, 4      119,900
TORNIER N V                   SHS              N87237108    5,107      198,724 SH       DEFINED    1, 2, 3, 4      198,724
TWO HBRS INVT CORP            *W EXP 11/07/201 90187B119      194      809,007 SH       DEFINED    1, 2, 3, 4      809,007
UNITED CMNTY BKS BLAIRSVLE G  COM              90984P303   20,234    2,075,285 SH       DEFINED    1, 2, 3, 4    2,075,285
VERISIGN INC                  SDCV  3.250% 8/1 92343EAD4  169,049  131,891,000 PRN      DEFINED    1, 2, 3, 4  131,891,000
VOLCANO CORPORATION           COM              928645100    4,967      175,000 SH       DEFINED    1, 2, 3, 4      175,000
XILINX INC                    SDCV  3.125% 3/1 983919AD3   89,736   70,466,000 PRN      DEFINED    1, 2, 3, 4   70,466,000
ZIONS BANCORPORATION          *W EXP 05/22/202 989701115   16,727    3,365,631 SH       DEFINED    1, 2, 3, 4    3,365,631

SK 21823 0002 1286590